UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
               (Address of principal executive offices) (Zip code)

                              Oak Associates Funds
                                 P.O. Box 219441
                           Kansas City, MO 64121-9441
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-462-5386

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

Item 1.   Schedule of Investments


SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
WHITE OAK GROWTH STOCK FUND
                                                                                                                  MARKET
DESCRIPTION                                                                              SHARES                 VALUE (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 100.1%
Commercial Banks - 4.8%
Citigroup                                                                               1,325,000                $ 64,991
                                                                                                                 --------
                                                                                                                   64,991
                                                                                                                 --------

COMPUTER COMMUNICATIONS EQUIPMENT -  12.5%
Cisco Systems*                                                                          5,550,000                 100,122
Juniper Networks*                                                                       2,600,000                  65,338
                                                                                                                 --------
                                                                                                                  165,460
                                                                                                                 --------

COMPUTER PERIPHERAL - 1.2%
Symbol Technologies                                                                       900,000                  16,470
                                                                                                                 --------
                                                                                                                   16,470
                                                                                                                 --------

DATA STORAGE -  6.8%
EMC*                                                                                    7,050,000                  92,355
                                                                                                                 --------
                                                                                                                   92,355
                                                                                                                 --------

E-COMMERCE - SERVICES - 7.3%
eBay*                                                                                   1,215,000                  99,023
                                                                                                                 --------
                                                                                                                   99,023
                                                                                                                 --------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS -  7.0%
Medtronic                                                                               1,800,000                  94,482
                                                                                                                 --------
                                                                                                                   94,482
                                                                                                                 --------

ELECTRONIC COMPUTERS -  6.6%
Dell Computer*                                                                          2,130,000                  88,949
                                                                                                                 --------
                                                                                                                   88,949
                                                                                                                 --------

MOTOR VEHICLE PARTS & Accessories - 4.0%
Rockwell Automation                                                                       950,000                  53,817
                                                                                                                 --------
                                                                                                                   53,817
                                                                                                                 --------

PHARMACEUTICAL PREPARATIONS -  9.1%
Amgen*                                                                                    967,000                  60,186
Pfizer                                                                                  2,575,000                  62,212
                                                                                                                 --------
                                                                                                                  122,398
                                                                                                                 --------

SECURITY BROKERS, DEALERS & Flotation Companies -  7.1%
Charles Schwab                                                                          8,500,000                  95,540
                                                                                                                 --------
                                                                                                                   95,540
                                                                                                                 --------

SEMICONDUCTOR CAPITAL EQUIPMENT -  4.6%
Applied Materials*                                                                      3,950,000                  62,805
                                                                                                                 --------
                                                                                                                   62,805
                                                                                                                 --------

SEMICONDUCTORS & Related Devices -  5.3%
Linear Technology                                                                       1,700,000                  64,158
Maxim Integrated Products                                                                 170,000                   6,632
                                                                                                                 --------
                                                                                                                   70,790
                                                                                                                 --------

                                       1

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
WHITE OAK GROWTH STOCK FUND

                                                                                          SHARES/                  MARKET
DESCRIPTION                                                                            FACE AMOUNT (000)         VALUE (000)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES - ALLIED TO MOTION PICTURE PRODUCTION - 3.8%
Avid Technology*                                                                          200,000                $ 12,610
Harmon International                                                                       55,000                   6,691
Qualcomm                                                                                  845,000                  31,468
                                                                                                                ---------
                                                                                                                   50,769
                                                                                                                ---------

SERVICES - COMMERCIAL PHYSICAL & Biological Research - 0.5%
Affymetrix*                                                                               150,000                   6,174
                                                                                                                ---------
                                                                                                                    6,174
                                                                                                                ---------

SERVICES - COMPUTER PROGRAMMING SERVICES - 0.5%
Cognizant Technology Solutions*                                                           185,000                   7,011
                                                                                                                ---------
                                                                                                                    7,011
                                                                                                                ---------

SERVICES - PREPACKAGED SOFTWARE -  8.9%
Electronic Arts*                                                                          760,000                  48,898
Microsoft                                                                               1,590,000                  41,785
Symantec*                                                                               1,225,000                  28,604
                                                                                                                ---------
                                                                                                                  119,287
                                                                                                                ---------

SERVICES - TRACKING COURIER - 2.8%
United Parcel Service, Cl B                                                               500,000                  37,340
                                                                                                                ---------
                                                                                                                   37,340
                                                                                                                ---------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS -  7.3%
MBNA                                                                                    3,700,000                  98,346
                                                                                                                ---------
                                                                                                                   98,346
                                                                                                                ---------
TOTAL COMMON STOCK                                                                                              1,346,007
     (Cost $1,207,042)(000)                                                                                     ---------

REPURCHASE AGREEMENT - 0.7%
Morgan Stanley (A)
     2.000%, dated 01/31/05,
     to be repurchased on 02/01/05,
     repurchase price $9,531,838
     (collateralized by a U.S. Treasury Note, 3.625%,
     04/15/28, total market value: $9,786,006)                                            $ 9,531                   9,531
                                                                                                              -----------

TOTAL REPURCHASE AGREEMENT
     (Cost $9,531)(000)                                                                                             9,531
                                                                                                              -----------
 TOTAL INVESTMENTS - 100.8%
     (Cost $1,216,573)(000)                                                                                   $ 1,355,538
                                                                                                              -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $1,344,138,307
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT CL - CLASS
AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,216,572,842 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $356,743,657 AND $217,777,962, RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
PIN OAK AGGRESSIVE STOCK FUND
                                                                                                                Market
Description                                                                                  Shares           Value (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.3%
BUILDING - RESIDENTIAL/COMMERCIAL - 5.1%
Toll Brothers*                                                                               120,000            $ 9,368
                                                                                                                -------
                                                                                                                  9,368
                                                                                                                -------

COMPUTER COMMUNICATIONS EQUIPMENT - 12.2%
Cisco Systems*                                                                               750,000             13,530
Juniper Networks*                                                                            355,000              8,921
                                                                                                                -------
                                                                                                                 22,451
                                                                                                                -------

COMPUTER PERIPHERAL - 5.1%
Symbol Technologies                                                                          510,000              9,333
                                                                                                                -------
                                                                                                                  9,333
                                                                                                                -------

E-COMMERCE - SERVICES - 11.8%
Amazon.com*                                                                                  200,000              8,644
eBay*                                                                                        160,000             13,040
                                                                                                                -------
                                                                                                                 21,684
                                                                                                                -------

MOTOR VEHICLE PARTS & ACCESSORIES - 2.7%
Rockwell Automation                                                                           88,500              5,014
                                                                                                                -------
                                                                                                                  5,014
                                                                                                                -------

RETAIL - JEWELRY STORES - 4.1%
Tiffany                                                                                      240,000              7,543
                                                                                                                -------
                                                                                                                  7,543
                                                                                                                -------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 6.2%
Charles Schwab                                                                             1,015,000             11,409
                                                                                                                -------
                                                                                                                 11,409
                                                                                                                -------

SEMICONDUCTOR CAPITAL EQUIPMENT - 4.2%
Applied Materials*                                                                           480,000              7,632
                                                                                                                -------
                                                                                                                  7,632
                                                                                                                -------

SEMICONDUCTORS & RELATED DEVICES - 12.4%
Linear Technology                                                                            225,000              8,491
Maxim Integrated Products                                                                    205,000              7,997
Xilinx                                                                                       215,000              6,276
                                                                                                                -------
                                                                                                                 22,764
                                                                                                                -------

SERVICES - ALLIED TO MOTION PICTURE PRODUCTION - 6.5%
Avid Technology*                                                                             188,000             11,853
                                                                                                                -------
                                                                                                                 11,853
                                                                                                                -------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 2.6%
Affymetrix*                                                                                  117,000              4,816
                                                                                                                -------
                                                                                                                  4,816
                                                                                                                -------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
PIN OAK AGGRESSIVE STOCK FUND

                                                                                            Shares/               Market
Description                                                                            Face Amount (000)        Value (000)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 6.4%
Cognizant Technology Solutions*                                                              310,000           $ 11,749
                                                                                                               --------
                                                                                                                 11,749


SERVICES - HOME HEALTH CARE SERVICES - 4.1%
Express Scripts*                                                                             100,000              7,419
                                                                                                               --------
                                                                                                                  7,419
                                                                                                               --------

SERVICES - PREPACKAGED SOFTWARE - 3.9%
Cerner*                                                                                      145,000              7,214
                                                                                                               --------
                                                                                                                  7,214
                                                                                                               --------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS - 4.7%
MBNA                                                                                         325,000              8,639
                                                                                                               --------
                                                                                                                  8,639
                                                                                                               --------

WEB PORTALS/ISP - 6.3%
Yahoo!*                                                                                      330,000             11,619
                                                                                                               --------
                                                                                                                 11,619
                                                                                                               --------

TOTAL COMMON STOCK                                                                                              180,507
     (Cost $139,322)(000)                                                                                      --------

REPURCHASE AGREEMENT - 0.1%
Morgan Stanley (A)
     2.000%, dated 01/31/05,
     to be repurchased on 02/01/05,
     repurchase price $170,112
     (collateralized by a U.S. Treasury Note, 3.625%,
     04/15/28, total market value: $174,649)                                                   $ 170                170
                                                                                                               --------

TOTAL REPURCHASE AGREEMENT
     (Cost $170)(000)                                                                                               170
                                                                                                               --------

TOTAL INVESTMENTS - 98.4%                                                                                     $ 180,677
     (Cost $139,492)(000)                                                                                     ---------

Percentages are based on Net Assets of $183,569,161
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
At January 31, 2005, the tax basis cost of the Fund's investments was $139,491,720 and the unrealized appreciation and depreciation were $65,055,787 and $23,870,458, respectively.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
RED OAK TECHNOLOGY SELECT FUND
                                                                                                                    MARKET
DESCRIPTION                                                                                      SHARES           VALUE (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 100.1%

COMPUTER COMMUNICATIONS EQUIPMENT - 8.4%
Cisco Systems*                                                                                    379,900           $ 6,853
Juniper Networks*                                                                                 470,840            11,832
                                                                                                                   --------
                                                                                                                     18,685
                                                                                                                   --------

COMPUTER PERIPHERAL - 11.1%
Symbol Technologies                                                                               825,000            15,098
Zebra Technologies, Cl A*                                                                         188,700             9,610
                                                                                                                   --------
                                                                                                                     24,708
                                                                                                                   --------

DATA STORAGE - 5.1%
EMC*                                                                                              867,200            11,360
                                                                                                                   --------
                                                                                                                     11,360
                                                                                                                   --------

E-COMMERCE - SERVICES - 8.8%
Amazon.com*                                                                                       235,000            10,157
eBay*                                                                                             115,600             9,421
                                                                                                                   --------
                                                                                                                     19,578
                                                                                                                   --------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 5.1%
Navteq*                                                                                           294,000            11,257
                                                                                                                   --------
                                                                                                                     11,257
                                                                                                                   --------

SEMICONDUCTOR CAPITAL EQUIPMENT - 1.4%
Applied Materials*                                                                                193,700             3,080
                                                                                                                   --------
                                                                                                                      3,080
                                                                                                                   --------

SEMICONDUCTORS & Related Devices - 9.4%
Formfactor*                                                                                       210,000             4,782
Marvell Technology*                                                                               200,000             6,690
Maxim Integrated Products                                                                         245,600             9,581
                                                                                                                   --------
                                                                                                                     21,053
                                                                                                                   --------

SERVICES - ALLIED TO MOTION PICTURE PRODUCTION - 9.2%
Harmon International                                                                               62,000             7,542
Qualcomm                                                                                          350,800            13,064
                                                                                                                   --------
                                                                                                                     20,606
                                                                                                                   --------

SERVICES - COMMERCIAL PHYSICAL & Biological Research - 6.2%
Affymetrix*                                                                                       163,000             6,709
Cognex                                                                                            272,000             7,102
                                                                                                                   --------
                                                                                                                     13,811
                                                                                                                   --------

SERVICES - COMPUTER PROGRAMMING SERVICES - 12.8%
Cogent*                                                                                           220,000             6,666
Cognizant Technology Solutions*                                                                   399,600            15,145
Macromedia*                                                                                       195,000             6,677
                                                                                                                   --------
                                                                                                                     28,488
                                                                                                                   --------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
RED OAK TECHNOLOGY SELECT FUND
                                                                                                SHARES/            MARKET
DESCRIPTION                                                                                 FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES - PREPACKAGED SOFTWARE - 15.2%
Electronic Arts*                                                                                  147,000           $ 9,458
Microsoft                                                                                         247,600             6,507
Pixar*                                                                                            103,000             8,978
Symantec*                                                                                         386,000             9,013
                                                                                                                   --------
                                                                                                                     33,956
                                                                                                                   --------

UNIVERSITIES/COLLEGES - 5.6%
Apollo Group, Cl A*                                                                               158,404            12,386
                                                                                                                   --------
                                                                                                                     12,386
                                                                                                                   --------

WEB PORTALS/ISP - 1.8%
Google, Cl A*                                                                                      21,000             4,108
                                                                                                                   --------
                                                                                                                      4,108
                                                                                                                   --------

TOTAL COMMON STOCK                                                                                                  223,076
     (COST $169,794)(000)                                                                                          --------

REPURCHASE AGREEMENT - 1.1%
Morgan Stanley (A)
     2.000%, dated 01/31/05,
     to be repurchased on 02/01/05,
     repurchase price $2,409,000
     (collateralized by a U.S. Treasury Note, 3.625%,
     04/15/28, total market value: $2,473,236)                                                    $ 2,409             2,409
                                                                                                                   --------

TOTAL REPURCHASE AGREEMENT
     (COST $2,409)(000)                                                                                              2,409
                                                                                                                  --------

TOTAL INVESTMENTS - 101.2%                                                                                        $225,485
     (COST $172,203)(000                                                                                          --------

PERCENTAGES ARE BASED ON NET ASSETS OF $222,901,389
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL - CLASS
AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $172,203,440 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $61,139,776 AND $7,857,600, RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
BLACK OAK EMERGING TECHNOLOGY FUND

                                                                                                           MARKET
DESCRIPTION                                                                               SHARES        VALUE (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.2%

E-COMMERCE - SERVICES - 7.2%
Audible*                                                                                   85,000          $ 2,369
eBay*                                                                                      32,100            2,616
                                                                                                           -------
                                                                                                             4,985
                                                                                                           -------

INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY & Control - 5.9%
Flir Systems*                                                                              32,600            1,987
Photon Dynamics*                                                                           98,100            2,118
                                                                                                           -------
                                                                                                             4,105
                                                                                                           -------

LIGHTING PRODUCTS & Systems - 0.9%
Color Kinetics*                                                                            47,000              628
                                                                                                           -------
                                                                                                               628
                                                                                                           -------

RADIO BROADCASTING STATIONS - 3.1%
XM Satellite Radio, Cl A*                                                                  66,500            2,122
                                                                                                           -------
                                                                                                             2,122
                                                                                                           -------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 5.9%
Navteq*                                                                                   106,500            4,078
                                                                                                           -------
                                                                                                             4,078
                                                                                                           -------

SEMICONDUCTOR CAPITAL EQUIPMENT - 2.4%
Rudolph Technologies*                                                                     105,700            1,665
                                                                                                           -------
                                                                                                             1,665
                                                                                                           -------

SEMICONDUCTORS & Related Devices - 19.8%
Cree*                                                                                     120,000            2,884
DSP Group*                                                                                168,500            4,180
Marvell Technology Group*                                                                 154,300            5,161
Skyworks Solutions*                                                                       200,000            1,518
                                                                                                           -------
                                                                                                            13,743
                                                                                                           -------

SERVICES - ALLIED TO MOTION PICTURE PRODUCTION - 6.4%
Avid Technology*                                                                           69,900            4,407
                                                                                                           -------
                                                                                                             4,407
                                                                                                           -------

SERVICES - BUSINESS SERVICES - 2.6%
Lionbridge Technologies*                                                                  284,400            1,786
                                                                                                           -------
                                                                                                             1,786
                                                                                                           -------

SERVICES - COMMERCIAL PHYSICAL & Biological Research - 5.6%
Affymetrix*                                                                                95,100            3,914
                                                                                                           -------
                                                                                                             3,914
                                                                                                           -------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 6.2%
AtRoad*
Electronic Arts*                                                                          372,800            2,177
                                                                                           32,500            2,091
                                                                                                           -------
                                                                                                             4,268
                                                                                                           -------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
BLACK OAK EMERGING TECHNOLOGY FUND

                                                                                          SHARES/            MARKET
DESCRIPTION                                                                           FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 9.9%
Cogent*                                                                                     75,000          $ 2,273
Cognizant Technology Solutions*                                                            121,700            4,612
                                                                                                            -------
                                                                                                              6,885
                                                                                                            -------

SERVICES - PREPACKAGED SOFTWARE - 17.0%
Macrovision*                                                                               105,000            2,450
Packeteer*                                                                                 236,400            3,447
Ultimate Software*                                                                         230,300            2,925
Verint Systems*                                                                             77,600            2,959
                                                                                                            -------
                                                                                                             11,781
                                                                                                            -------

SURGICAL & Medical Instruments & Apparatus - 2.4%
Given Imaging Ltd*                                                                          50,000            1,669
                                                                                                            -------
                                                                                                              1,669
                                                                                                            -------

TESTING LABS - 2.4%
eResearch Technology*                                                                      137,600            1,690
                                                                                                            -------
                                                                                                              1,690
                                                                                                            -------

WEB HOSTING/DESIGN - 0.5%
eCollege.com*                                                                               35,000              364
                                                                                                            -------
                                                                                                                364
                                                                                                            -------

TOTAL COMMON STOCK
     (COST $47,309)(000)                                                                                     68,090
                                                                                                            -------

REPURCHASE AGREEMENT - 0.9%
Morgan Stanley (A)
     2.000%, dated 01/31/05,
     to be repurchased on 02/01/05,
     repurchase price $622,819
     (collateralized by a U.S. Treasury Note, 3.625%,
     04/15/28, total market value: $639,426)                                                 $ 623              623
                                                                                                            -------

TOTAL REPURCHASE AGREEMENT
     (COST $623)(000)                                                                                           623
                                                                                                            -------

TOTAL INVESTMENTS - 99.1%
     (COST $47,932)(000)                                                                                    $68,713
                                                                                                            -------

PERCENTAGES ARE BASED ON NET ASSETS OF $69,372,084
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL - CLASS
LTD - LIMITED
AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $47,931,915 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $23,703,334 AND $2,922,119, RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
LIVE OAK HEALTH SCIENCES FUND

                                                                                                              MARKET
DESCRIPTION                                                                                 SHARES          VALUE (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.6%

BIOLOGICAL PRODUCTS - 20.7%
Amgen*                                                                                       22,200          $ 1,382
Genentech*                                                                                   12,000              572
Invitrogen*                                                                                  29,800            2,047
Medimmune*                                                                                   55,800            1,320
                                                                                                             -------
                                                                                                               5,321
                                                                                                             -------

ELECTROMEDICAL & Electrotherapeutic Apparatus - 10.5%
Concept Therapeutics*                                                                        93,100              469
Medtronic                                                                                    42,200            2,215
                                                                                                             -------
                                                                                                               2,684
                                                                                                             -------

IN VITRO & In Vivo Diagnostic Substances - 1.9%
Epix Medical*                                                                                49,913              482
                                                                                                             -------
                                                                                                                 482
                                                                                                             -------

LABORATORY ANALYTICAL INSTRUMENTS - 10.6%
Applied Biosystems Group - Applera                                                           60,100            1,205
Bruker Daltonics*                                                                            81,100              292
Waters*                                                                                      24,900            1,222
                                                                                                             -------
                                                                                                               2,719
                                                                                                             -------

PHARMACEUTICAL PREPARATIONS - 18.9%
Eli Lilly                                                                                    10,700              580
Johnson & Johnson                                                                            12,300              796
Medicis Pharmaceutical, Cl A                                                                 27,000              975
Pfizer                                                                                       51,000            1,232
Teva Pharmaceutical Industries ADR                                                           44,200            1,270
                                                                                                             -------
                                                                                                               4,853
                                                                                                             -------

SEMICONDUCTORS & Related Devices - 2.4%
Caliper Technologies*                                                                        81,000              611
                                                                                                             -------
                                                                                                                 611
                                                                                                             -------

SERVICES - COMMERCIAL PHYSICAL & Biological Research - 14.9%
Affymetrix*                                                                                  93,100            3,832
                                                                                                             -------
                                                                                                               3,832
                                                                                                             -------

SERVICES - HOME HEALTH CARE SERVICES - 4.0%
Express Scripts*                                                                             14,000            1,039
                                                                                                             -------
                                                                                                               1,039
                                                                                                             -------

SERVICES - PREPACKAGED SOFTWARE - 4.9%
Cerner*                                                                                      25,300            1,259
                                                                                                             -------
                                                                                                               1,259
                                                                                                             -------

SURGICAL & Medical Instruments & Apparatus - 4.3%
Techne*                                                                                      31,900            1,112
                                                                                                             -------
                                                                                                               1,112
                                                                                                             -------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
LIVE OAK HEALTH SCIENCES FUND

                                                                                            SHARES/            MARKET
DESCRIPTION                                                                             FACE AMOUNT (000)    VALUE (000)
------------------------------------------------------------------------------------------------------------------------------------

WHOLESALE - DRUGS, PROPRIETARIES & Druggists' Sundries - 5.5%
AmerisourceBergen                                                                            24,300          $ 1,416
                                                                                                             -------
                                                                                                               1,416
                                                                                                             -------

TOTAL COMMON STOCK                                                                                            25,328
     (COST $22,362)(000)                                                                                     -------

REPURCHASE AGREEMENT - 0.8%
Morgan Stanley (A)
     2.000%, dated 01/31/05,
     to be repurchased on 02/01/05,
     repurchase price $197,633
     (collateralized by a U.S. Treasury Note, 3.625%,
     04/15/28, total market value: $202,903)                                                  $ 198              198
                                                                                                             -------

TOTAL REPURCHASE AGREEMENT
     (COST $198)(000)                                                                                            198
                                                                                                             -------

TOTAL INVESTMENTS - 99.4%                                                                                   $ 25,526
     (COST $22,560)(000)                                                                                    --------

PERCENTAGES ARE BASED ON NET ASSETS OF $25,671,460
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,560,340 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,200,898 AND $3,234,904, RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
ROCK OAK CORE GROWTH FUND

                                                                                                                MARKET
DESCRIPTION                                                                             SHARES                VALUE (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.3%

ANALYTICAL INSTRUMENTS - 2.4%
Thermo Electron*                                                                          5,200                   $ 156
                                                                                                                  -----
                                                                                                                    156
                                                                                                                  -----

APPAREL MANUFACTURERS - 1.2%
Coach*                                                                                    1,300                      73
                                                                                                                  -----
                                                                                                                     73
                                                                                                                  -----

BIOLOGICAL PRODUCTS - 1.3%
Amgen*                                                                                    1,300                      81
                                                                                                                  -----
                                                                                                                     81
                                                                                                                  -----

BUILDING - RESIDENTIAL/COMMERCIAL - 5.0%
Ryland Group                                                                              3,100                     201
Toll Brothers*                                                                            1,400                     109
                                                                                                                  -----
                                                                                                                    310
                                                                                                                  -----

COMMERCIAL BANKS - 8.2%
Citigroup                                                                                 3,400                     167
East West Bancorp                                                                         3,600                     140
Silicon Valley Bancshares*                                                                4,600                     201
                                                                                                                  -----
                                                                                                                    508
                                                                                                                  -----

COMPUTER COMMUNICATIONS EQUIPMENT -  3.2%
Cisco Systems*                                                                            5,900                     106
Juniper Networks*                                                                         3,800                      96
                                                                                                                  -----
                                                                                                                    202
                                                                                                                  -----

COMPUTER PERIPHERAL - 2.4%
Symbol Technologies                                                                       8,200                     150
                                                                                                                  -----
                                                                                                                    150
                                                                                                                  -----

DATA STORAGE -  2.6%
EMC*                                                                                     12,200                     160
                                                                                                                  -----
                                                                                                                    160
                                                                                                                  -----

E-COMMERCE - SERVICES - 3.0%
eBay*                                                                                  2,300.00                     187
                                                                                                                  -----
                                                                                                                    187
                                                                                                                  -----

Electronic Computers -  2.2%
Dell Computer*                                                                            3,300                     138
                                                                                                                  -----
                                                                                                                    138
                                                                                                                  -----

MACHINERY - CONSTRUCTION & Mining  -  3.4%
Joy Global                                                                                7,550                     211
                                                                                                                  -----
                                                                                                                    211
                                                                                                                  -----

MOTOR VEHICLE PARTS & Accessories - 2.8%
Rockwell Automation                                                                       3,100                     176
                                                                                                                  -----
                                                                                                                    176
                                                                                                                  -----

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
ROCK OAK CORE GROWTH FUND

                                                                                                                MARKET
DESCRIPTION                                                                             SHARES                VALUE (000)
------------------------------------------------------------------------------------------------------------------------------------

PETROLEUM PRODUCTS  -  5.4%
Headwaters*                                                                               3,700                   $ 118
Ultra Petroleum*                                                                          2,300                     119
XTO Energy                                                                                2,700                      97
                                                                                                                  -----
                                                                                                                    334
                                                                                                                  -----

PHARMACEUTICAL PREPARATIONS - 0.5%
Teva Pharmaceutical Industries ADR                                                        1,200                      34
                                                                                                                  -----
                                                                                                                     34
                                                                                                                  -----

RADIO BROADCASTING STATIONS - 3.1%
XM Satellite Radio, Cl A*                                                                 6,000                     191
                                                                                                                  -----
                                                                                                                    191
                                                                                                                  -----

RETAIL - BUILDING PRODUCTS -  2.5%
Lowe's                                                                                    2,700                     154
                                                                                                                  -----
                                                                                                                    154
                                                                                                                  -----

RETAIL - RESTAURANTS -  3.1%
Starbucks*                                                                                3,600                     194
                                                                                                                  -----
                                                                                                                    194
                                                                                                                  -----

RETAIL - TOY STORE -  1.3%
Build-A-Bear                                                                              2,600                      81
                                                                                                                  -----
                                                                                                                     81
                                                                                                                  -----

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 1.0%
Navteq                                                                                    1,600                      61
                                                                                                                  -----
                                                                                                                     61
                                                                                                                  -----

SECURITY BROKERS, DEALERS & Flotation Companies -  3.7%
Charles Schwab                                                                            4,300                      48
Goldman Sachs                                                                             1,700                     183
                                                                                                                  -----
                                                                                                                    231
                                                                                                                  -----

SEMICONDUCTOR CAPITAL EQUIPMENT -  1.0%
Applied Materials*                                                                        3,900                      62
                                                                                                                  -----
                                                                                                                     62
                                                                                                                  -----

SEMICONDUCTORS & Related Devices - 0.3%
Maxim Integrated Products                                                                   400                      16
                                                                                                                  -----
                                                                                                                     16
                                                                                                                  -----

SERVICES - ALLIED TO MOTION PICTURE PRODUCTION - 8.4%
Avid Technology*                                                                          4,700                     296
Qualcomm                                                                                  6,100                     227
                                                                                                                  -----
                                                                                                                    523
                                                                                                                  -----

SERVICES - COMMERCIAL PHYSICAL & Biological Research - 4.4%
Affymetrix*                                                                               3,900                     161
Charles River Labs                                                                        2,400                     114
                                                                                                                  -----
                                                                                                                    275
                                                                                                                  -----

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
ROCK OAK CORE GROWTH FUND
                                                                                          SHARES/                  MARKET
DESCRIPTION                                                                          FACE AMOUNT (000)          VALUE (000)
-----------------------------------------------------------------------------------------------------------------------------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 4.4%
Cognizant Technology Solutions*                                                          7,300                   $ 277
                                                                                                                 -----
                                                                                                                   277
                                                                                                                 -----

SERVICES - PREPACKAGED SOFTWARE - 3.4%
Electronic Arts*                                                                         1,400                      90
Microsoft                                                                                1,100                      29
Symantec*                                                                                4,000                      93
                                                                                                                 -----
                                                                                                                   212
                                                                                                                 -----

SERVICES - TRACKING COURIER - 2.3%
United Parcel Service, Cl B                                                              1,900                     142
                                                                                                                 -----
                                                                                                                   142
                                                                                                                 -----

SERVICES - TRANSPORT - 5.6%
Expeditors International                                                                 2,900                     163
Omi                                                                                     10,600                     186
                                                                                                                 -----
                                                                                                                   349
                                                                                                                 -----

SHORT-TERM BUSINESS CREDIT INSTITUTIONS -  1.4%
MBNA                                                                                     3,400                      90
                                                                                                                 -----
                                                                                                                    90
                                                                                                                 -----

SURGICAL & Medical Instruments & Apparatus - 1.1%
Given Imaging*                                                                           2,100                      70
                                                                                                                 -----
                                                                                                                    70
                                                                                                                 -----

UNIVERSITIES/COLLEGES - 2.5%
Apollo Group, Cl A*                                                                      2,000                     156
                                                                                                                 -----
                                                                                                                   156
                                                                                                                 -----

WEB PORTALS/ISP - 3.2%
Yahoo!*                                                                                  5,600                     197
                                                                                                                 -----
                                                                                                                   197
                                                                                                                 -----

TOTAL COMMON STOCK                                                                                               6,001
     (COST $6,095)(000)                                                                                          -----

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
ROCK OAK CORE GROWTH FUND
                                                                                          SHARES/                  MARKET
DESCRIPTION                                                                          FACE AMOUNT (000)          VALUE (000)
-----------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 6.0%
Morgan Stanley (A)
     2.000%, dated 01/31/05,
     to be repurchased on 02/01/05,
     repurchase price $371,941
     (collateralized by a U.S. Treasury Note, 3.625%,
     04/15/28, total market value: $381,859)                                             $ 372                     372
                                                                                                               -------

TOTAL REPURCHASE AGREEMENT
     (COST $372)(000)                                                                                              372
                                                                                                               -------
TOTAL INVESTMENTS - 102.3%                                                                                     $ 6,373
     (COST $6,467)(000)                                                                                        -------


PERCENTAGES ARE BASED ON NET ASSETS OF $6,232,142
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,467,134 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $176,319 AND $270,478, RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE OAK ASSOCIATES FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS. THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004 WHICH IS SUBSEQUENT TO THE ANNUAL REPORT DATE OF OCTOBER 31, 2004; HOWEVER, THE FUND'S VALUATION POLICY AND OTHER SIGNIFICANT ACCOUNTING POLICIES ARE THE SAME AS THOSE OF THE TRUST AS REPORTED IN THE ANNUAL REPORT.

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds


By (Signature and Title)*                  /s/ William E. White
                                           ------------------------------------
                                           William E. White, President

Date 03/23/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ William E. White
                                           ------------------------------------
                                           William E. White, President

Date 03/23/05


By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           ------------------------------------
                                           Eric Kleinschmidt, Treasurer and CFO

Date 03/23/05
* Print the name and title of each signing officer under his or her signature.